One Commerce Square
Philadelphia, PA 19103


Delaware Investments
____________________

                                                      DELAWARE
                                                      INVESTMENTS
                                                      ___________


                                             1933 Act Rule 497(j)
                                        1933 Act File No. 2-70164
                                       1940 Act File No. 811-3120

June 30, 2000

Filed via EDGAR (CIK #0000320572)
_________________________________


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: 	File No. 2-70164
DELAWARE GROUP TAX-FREE MONEY FUND
____________________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 26, the most recent post-effective amendment of Delaware Group Tax-Free Money Fund. Post-Effective Amendment No. 26 was filed electronically with the Commission on June 29, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/Michael T. Pellegrino
----------------------------
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel